Note 12 - Interest and Finance Costs	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Interest and Finance Costs [Text Block]
12.	Interest and Finance Costs:

The amounts in the accompanying consolidated statements of comprehensive loss are analyzed as follows:

Interest and Finance Costs	Year Ended December 31,
	2018	2019	2020
Interest on debt (including $874, $928 and $0, respectively, to related party)	7,373	16,586	16,033
Bank charges and loan commitment fees (including $179, $20 and $0, respectively, to related party)	262	282	233
Amortization and write-off of financing fees	1,305	1,812	6,311
Amortization of debt discount	2,504	324	-
Total	11,444	19,004	22,577
Less interest capitalized	(1,782)	(927)	(1,621)
Total	9,662	18,077	20,956